Form N-1A Supplement	Oct. 31, 2025
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026

Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Old Westbury All Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Strategies Fund

Old Westbury Total Equity Fund

Old Westbury Credit Income Fund

Old Westbury Fixed Income Fund

Old Westbury Short-Term Bond Fund

Old Westbury Municipal Bond Fund

Old Westbury California Municipal Bond Fund

Old Westbury New York Municipal Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated October 1, 2026 to the
Prospectus dated March 1, 2026